SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Warranty cost (Details) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Aug. 01, 2016	Jan. 01, 2015	May 31, 2009	Jun. 30, 2015	Aug. 31, 2011	Jun. 30, 2009	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue							1.00%
Term of insurance policy over which the insurance premium will be amortized							1 year
Unamortized carrying amount of insurance premium							$ 2,531	$ 1,921
Term of warranty obligation over which the assets is expected to be realized							25 years
Insurance receivable							$ 61,879	56,605
Downward adjustment of warranty cost							16,869
Downward adjustment of other non-current assets							15,189
Warranty costs (net effect of adjustment) included in cost of revenues							9,817	15,876	$ 18,570
Foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent							$ 538,788	$ 722,734
Maximum
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction							5 years
Standard solar modules
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction			2 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years			10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years			20.00%
Extended warranty of solar modules and products for defects in materials and workmanship					10 years	6 years
Period for which the entity warrants for maintaining the performance levels					25 years
Standard solar modules | Maximum
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity			10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity			25 years
Polycrystalline modules
Warranty cost
Period for which the entity warrants for maintaining the performance levels				25 years
Monocrystalline modules
Warranty cost
Period for which the entity warrants for maintaining the performance levels				25 years
Dymond Modules
Warranty cost
Term of warranty obligation over which the assets is expected to be realized		30 years
Dymond polycrystalline modules
Warranty cost
Term of warranty obligation over which the assets is expected to be realized	30 years
Dymond monocrystalline modules
Warranty cost
Period for which the entity warrants for maintaining the performance levels	30 years
First year of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output					97.00%
First year of guaranteed performance period | Polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							97.50%
First year of guaranteed performance period | Monocrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							97.00%
First year of guaranteed performance period | Dymond Modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output								97.50%
First year of guaranteed performance period | Dymond polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							97.50%
First year of guaranteed performance period | Dymond monocrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							97.00%
Second year to 24th year of guaranteed performance period | Standard solar modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module					0.70%
Second year to 24th year of guaranteed performance period | Polycrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module							0.70%
Second year to 24th year of guaranteed performance period | Monocrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module							0.70%
25th year of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output					80.00%
25th year of guaranteed performance period | Polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							80.70%
25th year of guaranteed performance period | Monocrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							80.20%
Second year to 29th year of guaranteed performance period | Dymond Modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module								0.50%
Second year to 29th year of guaranteed performance period | Dymond polycrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module							0.50%
Second year to sixth year of guaranteed performance period | Dymond monocrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module							0.70%
Seventh year to 29th year of guaranteed performance period | Dymond monocrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module							0.50%
30th year of guaranteed performance period | Dymond Modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output								83.00%
30th year of guaranteed performance period | Dymond polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output							83.00%
30th year of guaranteed performance period | Dymond monocrystalline modules | Maximum
Warranty cost
Actual power output of module as a percentage of labeled power output							81.50%